INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Ore in stockpiles and on leach pads	$ 82,192	$ 65,616
Concentrates and dore bars	124,225	100,420
Supplies	373,651	328,114
Total current inventories	580,068	494,150
Non-current ore in stockpiles and on leach pads (Note 9B)	145,675	116,762
Total inventories	725,743	610,912
Inventory write-down	$ 13,200	$ 16,000